Consolidated Statements of Net Earnings - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net sales	[1]	$ 1,659,675	$ 1,578,887	$ 1,458,603
Costs and expenses:
Cost of products sold		1,428,461	1,428,686	1,270,385
Selling, general, and administrative expense		83,097	75,459	81,209
Other operating (income) expense, net		(275)	(3,028)	(222)
Total costs and expenses		1,511,283	1,501,117	1,351,372
Operating income		148,392	77,770	107,231
Other income and expenses:
Interest expense, net		18,144	33,245	34,020
Other non-operating income		(18,847)	(9,958)	(9,788)
Earnings before income taxes		149,095	54,483	82,999
Income taxes		34,421	13,259	19,681
Net earnings		$ 114,674	$ 41,224	$ 63,318
Earnings per share:
Basic (in dollars per share)		$ 16.75	$ 5.95	$ 8.64
Diluted (in dollars per share)		$ 16.59	$ 5.9	$ 8.56
Weighted average common shares outstanding:
Basic (in shares)		6,837	6,912	7,318
Diluted (in shares)		6,904	6,979	7,385

[1]	Information received by the CODM as part of net sales includes trade promotion costs representing amounts paid to customers for shelf space, to obtain favorable display positions, and to offer temporary price reductions for the sale of the Company's products to consumers.